BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals)	3 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended				0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Apr. 26, 2013	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Other assets USD ($)	Dec. 31, 2011 Other assets USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Aug. 16, 2013 Subsequent Event [Member] USD ($)	Aug. 15, 2013 Subsequent Event [Member] USD ($)	Aug. 19, 2013 Subsequent Event [Member] USD ($)	Aug. 16, 2013 Subsequent Event [Member] Forbearance Agreement Silicon Valley Bank [Member] Line of Credit [Member] USD ($)	Aug. 16, 2013 Subsequent Event [Member] Warrant [Member] USD ($)	Aug. 31, 2013 Subsequent Event [Member] Warrant [Member] USD ($)	Aug. 16, 2013 Subsequent Event [Member] Warrant [Member]
Basis Of Presentation Liquidity And Summary Of Significant Accounting Policies [Line Items]
Balance on the line of credit with Silicon Valley Bank				$ 3,100,000	$ 4,200,000
Decrease in revenue compare to Q2 2012		3,000,000
Increase in revenue compare to Q1 2013		1,000,000
Increase in professional fees compare to Q4 2012		900,000
Net loss	(1,300,000)	(3,700,000)
Working capital deficit		(13,600,000)
Gross proceeds															1,556,400	200,000		1,756,400
Common stocks, including management and existing shareholders														200,000
Common stock, shares issued	9,370,646	9,370,646	9,300,439			70,207	8,182,791							2,927,333				1,463,667
Purchase price per Share																		$ 0.60
Class of Warrant or Right, Exercise Price of Warrants or Rights												1.91	1.91							1
Proceeds from stock offering before deductions														1,300,000
Increase in availability under line of credit		2,600,000
Percentage of additional capital raises in tangible net worth		50.00%															50.00%
Minimum tangible net worth																	(9,700,000)
Minimum Tangible Net Worth Proforma Effect In Capital																	1,300,000
Line of credit, covenant terms																	The Company estimates that its minimum Tangible Net Worth at July 31, 2013, giving pro forma effect for the net $1.3 million in capital raise closed to date in August, was approximately a $(9.1) million deficit, leaving approximately $0.6 million in Tangible Net Worth cushion over the requirement of the line of credit.
Minimum Tangible Net Worth Deficit																	600,000
Accounts receivable, valuation allowance			246,000				246,000
Inventory, valuation allowance			83,000				155,000
Amortization period for deferred costs										1 year	5 years
Depreciation method used for property and equipment			straight-line method
Amortization period for finite-lived intangible assets										2 years	9 years
Deferred financing costs net of amortization								$ 107,000	$ 90,000